Subsequent Events (Details) - Subsequent Event [Member] - M/T Eco West Coast and M/T Eco Malibu [Member] $ in Thousands	Jul. 06, 2023 USD ($)
Subsequent Events [Abstract]
Charter rate per day	$ 32,850
Minimum [Member]
Subsequent Events [Abstract]
Term of time charter	30 months
Maximum [Member]
Subsequent Events [Abstract]
Term of time charter	36 months